Note 17	6 Months Ended
Jun. 30, 2023
Intangible assets and goodwill [abstract]
Disclosure of intangible assets [text block]	Intangible assetsGoodwill
The breakdown of the balance under this heading in the condensed consolidated balance sheets, according to the cash-generating unit (hereinafter “CGU”) to which goodwill has been allocated, is as follows:

Goodwill. Breakdown by CGU and changes of the year / period (Millions of Euros)
	Mexico	Turkey	Colombia	Chile	Other	Total
Balance as of December 31, 2021	504	152	134	24	4	818
Additions	—	—	—	—	—	—
Exchange difference	55	—	(16)	1	1	41
Impairment	—	—	—	—	—	—
Companies held for sale	—	—		—	—	—
Other		(152)	—	—	—	(152)
Balance as of December 31, 2022	559	—	118	25	5	707
Additions	—	—	—	—	—	—
Exchange difference	69	—	15	1	—	85
Impairment	—	—	—	—	—	—
Companies held for sale	—	—	—	—	—	—
Other	—	—	—	—	—	—
Balance as of June 30, 2023	628	—	133	27	5	793
Impairment test
As mentioned in Note 2.2.7 of the consolidated financial statements for the year 2022, the CGUs to which goodwill has been allocated are periodically tested for impairment by including the allocated goodwill in their carrying amount. This analysis is performed at least annually or whenever there is any indication of impairment. As of and for the six months ended June 30, 2023, no indicators of impairment have been identified in any CGU.
Other intangible assets
The breakdown of the balance and changes of this heading in the condensed consolidated balance sheets, according to the nature of the related items, is as follows:

Other intangible assets (Millions of Euros)
	June 2023	December 2022
Computer software acquisition expense	1,448	1,393
Other intangible assets with an infinite useful life	9	13
Other intangible assets with a definite useful life	34	43
Total	1,491	1,449